RELATED PARTY TRANSACTIONS - Balances with related parties (Details) - Subscription of convertible bonds $ in Thousands	Sep. 02, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Face value of convertible bonds	$ 400
Maturity term	12 months
Interest rate	8.00%